UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-3101

                            CALVERT TAX-FREE RESERVES

               (Exact name of registrant as specified in charter)
                             4550 Montgomery Avenue
                                   Suite 1000N
                            Bethesda, Maryland 20814

                    (Address of Principal Executive Offices)
                           William M. Tartikoff, Esq.
                             4550 Montgomery Avenue
                                   Suite 1000N
                            Bethesda, Maryland 20814

                     (Name and Address of Agent for Service)

       Registrant's telephone number, including area code: (301) 951-4800

                      Date of fiscal year end: December 31
        Date of reporting period: Fiscal quarter ended September 30, 2004


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Item 1. Schedule of Investments.

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                                              CALVERT TAX-FREE RESERVES MONEY MARKET PORTFOLIO


SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004
                                                                                         PRINCIPAL
MUNICIPAL OBLIGATIONS - 98.8%                                                             AMOUNT                         VALUE

Alabama - 5.9%

Alabama State MFH Revenue VRDN:

1.73%, 4/1/14, LOC: AmSouth Bank (r)                                                   $2,420,000                   $2,420,000

1.73%, 9/1/20, LOC: SouthTrust Bank (r)                                                 2,670,000                    2,670,000

Auburn Alabama Industrial Development Board Revenue VRDN, 1.85%,                        4,085,000                    4,085,000
5/1/20, LOC: AmSouth Bank (r)

Birmingham Alabama Public Educational Building Authority Student                        6,760,000                    6,760,000
Housing Revenue VRDN, 1.72%, 6/1/30, LOC: Wachovia Bank (r)

Calhoun County Alabama Economic Development Council Revenue VRDN,                       3,200,000                    3,200,000
1.71%, 4/1/21, LOC: Bank of America (r)

Colbert County Alabama Industrial Development Board Revenue VRDN,                       2,625,000                    2,625,000
1.85%, 10/1/11, LOC: SouthTrust Bank (r)

Huntsville Alabama IDA Revenue VRDN, 2.03%, 11/1/26, LOC: First                         3,300,000                    3,300,000
Commonwealth Bank (r)

Mobile County Alabama IDA Revenue VRDN, 1.76%, 4/1/20, LOC: SouthTrust                  3,210,000                    3,210,000
Bank (r)

Montgomery - Wynlakes Alabama Government Utility Authority Revenue                      4,000,000                    4,000,000
Bonds, 1.85%, 4/1/06, LOC: AmSouth Bank (r)


Northport Alabama MFH Revenue VRDN:

1.83%, 9/3/15, LOC: AmSouth Bank (r)                                                    1,675,000                    1,675,000

1.73%, 7/1/18, LOC: AmSouth Bank (r)                                                    4,805,000                    4,805,000

Port City Alabama Medical Clinic Revenue VRDN, 1.66%, 2/1/25, BPA:                      6,000,000                    6,000,000
Bank of Nova Scotia, AMBAC Insured (r)

Taylor-Ryan Alabama Improvement District
Revenue VRDN:

1.72%, 5/1/31, LOC: Columbus Bank & Trust (r)                                          10,000,000                   10,000,000

1.72%, 2/1/34, LOC: Columbus Bank & Trust (r)                                           3,800,000                    3,800,000

Tuscaloosa Alabama IDA Revenue VRDN, 1.98%, 12/1/23, LOC: Regions Bank                  4,425,000                    4,425,000
(r)

Valley Special Care Facilities Revenue VRDN, 1.83%, 6/1/25, LOC:                        2,830,000                    2,830,000
Columbus Bank & Trust (r)

Arizona - 1.1%

Pinal County Arizona IDA and Solid Waste Disposal Revenue VRDN, 1.92%,                  3,700,000                    3,700,000
8/1/22, LOC: Farm Credit Services of America, C/LOC: Key Bank (r)

Tucson Arizona IDA Revenue VRDN, 1.69%, 1/15/32, LOC: Fannie Mae (r)                    9,000,000                    9,000,000

Arkansas - 1.3%

Arkadelphia Arkansas IDA Revenue VRDN, 1.80%, 4/1/11, LOC: Den Danske                   4,000,000                    4,000,000
Bank (r)

Arkansas State MFH Revenue VRDN:

1.81%, 10/1/30, LOC: Regions Bank (r)                                                   5,200,000                    5,200,000

1.84%, 11/1/31, LOC: First Tennessee Bank (r)                                           5,000,000                    5,000,000

California - 16.1%
ABAG Finance Authority For Nonprofit Corps. COPs

1.73%, 2/1/25, LOC: Wells Fargo Bank (r)                                                2,735,000                    2,735,000

1.70%, 8/1/34, LOC: Allied Irish Bank (r)                                               3,000,000                    3,000,000

Alameda-Contra Costa California Schools Financing Authority COPs,                         160,000                      160,000
1.83%, 8/1/24, BPA: Dexia Credit Local, AMBAC Insured (r)

California State Department of Water Resources Revenue VRDN, 1.68%,                     3,000,000                    3,000,000
5/1/22, LOC: Bayerishe Landesbank Girozentrale (r)

California State Economic Recovery Revenue VRDN:

1.69%, 7/1/23, BPA: Depfa Bank plc, XL Cap-Assurance, Inc. Insured (r)                  6,500,000                    6,500,000

1.70%, 7/1/23, BPA: Dexia Credit Local, XL Cap-Assurance, Inc. Insured                  8,600,000                    8,600,000
(r)

1.72%, 7/1/23, BPA: Depfa Bank plc, XL Cap-Assurance, Inc. Insured (r)                 24,000,000                   24,000,000

California State GO Bonds, 3.00%, 6/30/05                                               7,000,000                    7,063,980

California State Pollution Control Financing Authority Revenue VRDN:

1.80%, 6/1/11, LOC: Comerica Bank (r)                                                   1,800,000                    1,800,964

1.80%, 3/1/16, LOC: Comerica Bank (r)                                                   2,285,000                    2,286,283

California State Rural Single Family Homes Mortgage Finance Authority                   1,000,000                    1,000,000
Revenue VRDN, 1.25%, 12/1/06, BPA: Bayer Hypo-Vereinsbank (r)

California State Transit Finance Authority VRDN, 1.70%, 10/1/27, LOC:                  15,520,000                   15,520,000
Credit Suisse First Boston Corp., FSA Insured (r)

California State WateReuse Finance Authority Revenue VRDN, 1.70%,                         775,000                      775,000
5/1/28, BPA: Credit Suisse First Boston, FSA Insured (r)

California Statewide Communities Development Authority Special Tax                      1,720,000                    1,720,450
Revenue VRDN, 1.75%, 6/1/19, LOC: CalSTERS (r)

Fresno California Revenue VRDN, 1.67%, 5/1/15 (r)                                         900,000                      900,000

Inland Valley California Development Agency Tax Allocation VRDN,                       20,685,000                   20,685,000
1.78%, 3/1/27, LOC: Union Bank, C/LOC: CalSTERS (r)

Livermore California MFH Revenue VRDN, 1.68%, 5/1/20, LOC: Fannie Mae                   5,200,000                    5,201,025
(r)

Los Angeles California Community Redevelopment Agency Adjustable COPs,                 11,500,000                   11,500,000
1.73%, 12/1/05, LOC: WestLB AG (r)

Los Angeles County California MFH Revenue VRDN, 1.68%, 12/1/07, LOC:                   11,300,000                   11,300,000
FHLMC (r)

Los Angeles County California Pension Obligation Refunding VRDN,                          445,000                      445,000
1.66%, 6/30/07, BPA: Dexia Credit Local, AMBAC Insured (r)

Modesto California Irrigation District Financing Authority Revenue                      2,000,000                    2,000,000
VRDN, 1.70%, 10/1/15, BPA: Societe Generale (r)

Oakland California Joint Powers Financing Authority Lease Revenue                         980,000                      980,000
VRDN, 1.70%, 8/1/21, BPA: Dexia Public Finance Bank, FSA Insured (r)

Orange County California Apartment Development Adjustable COPs, 1.63%,                  1,900,000                    1,900,941
3/1/16, LOC: UBS, AG (r)

San Bernardino County California Housing Authority MFH Revenue VRDN:

1.53%, 5/1/17, LOC: California Federal Savings Bank, C/LOC: FHLB (r)                    4,425,000                    4,425,000

1.53%, 2/1/23, LOC: California Federal Savings Bank, C/LOC: FHLB (r)                    5,660,000                    5,660,000

San Francisco City and County California Redevelopment Agency MFH                      10,330,000                   10,330,000
Revenue VRDN, 1.51%, 10/1/10, LOC: Credit Suisse First Boston Corp. (r)

Santa Rosa California Water Revenue VRDN, 1.70%, 9/1/33, LOC:                          13,000,000                   13,000,000
Landesbank Baden-Wurttenberg (r)

Vallejo California MFH Revenue VRDN, 1.71%, 1/1/08, LOC: Bank of                        9,400,000                    9,400,000
America (r)

Victorville California MFH Revenue VRDN, 1.80%, 12/1/15, C/LOC:                         5,210,000                    5,210,000
California Federal Savings Bank (r)

Colorado - 3.3%

Colorado State Housing and Finance Authority Revenue Bonds, 1.75%,                      6,000,000                    6,000,000
8/1/05

Colorado State Housing and Finance Authority Revenue VRDN:

1.45%, 12/1/09, LOC: Key Bank (r)                                                       3,900,000                    3,900,000

1.68%, 10/15/16, CA: Fannie Mae (r)                                                    22,460,000                   22,460,000

1.70%, 10/1/30, BPA: FHLB (r)                                                           4,580,000                    4,580,000

Connecticut - 0.5%

Connecticut State Health and Educational Facilities Authority Revenue                   5,300,000                    5,300,000
VRDN, 1.59%, 7/1/33 (r)

Delaware - 0.4%

Wilmington Delaware School Project Revenue VRDN, 1.70%, 7/1/31, LOC:                    4,800,000                    4,800,000
Allied Irish Bank (r)

Florida - 2.5%

Alachua County Florida Health Facilities Authority Revenue VRDN,                       17,500,000                   17,500,000
1.72%, 10/1/32, LOC: BNP Paribas (r)

Florida State Board of Education Capital Outlay Bonds, 5.80%, 1/1/10,                   4,925,000                    5,138,487
IA: Escrowed/Slugs

Miami Florida Health Facilities Authority Revenue VRDN, 1.69%, 8/1/20,                  5,770,000                    5,770,000
LOC: Bank of America (r)

Georgia - 2.5%

Athens Georgia MFH Revenue VRDN, 2.08%, 8/1/05, LOC: U.S. Bank (r)                      2,000,000                    2,000,000

Columbus Georgia Downtown Development Authority Revenue VRDN, 1.83%,                    7,130,000                    7,130,000
8/1/15, LOC: Columbus Bank & Trust (r)

Fulton County Georgia IDA Revenue VRDN, 2.46%, 12/1/10, LOC: Branch                     2,600,000                    2,600,000
Bank & Trust (r)

Georgia State Municipal Gas Authority Revenue VRDN, 1.70%, 11/1/07,                     9,650,000                    9,650,000
LOC: Bayerishe Landesbank Girozentrale (r)

Gordon County Georgia Development Authority Revenue VRDN, 1.98%,                        1,440,000                    1,440,000
7/1/22, LOC: Regions Bank (r)

Savannah Georgia Economic Development Authority Student Housing                         4,000,000                    4,000,000
Revenue VRDN, 1.73%, 9/1/26, LOC: Wachovia Bank (r)

Warner Robins Downtown Development Authority Revenue VRDN, 1.93%,                       1,300,000                    1,300,000
9/1/34, LOC: Columbus Bank & Trust (r)

Hawaii - 1.2%

Hawaii State Department Budget and Finance Revenue VRDN, 1.74%,                        13,280,000                   13,280,000
5/1/19, LOC: First Hawaiian Bank (r)

Illinois - 4.6%

Chicago Illinois Development Authority Revenue VRDN, 1.70%, 1/1/37,                     8,360,000                    8,360,000
BPA: Landesbank Baden-Wuerttenberg, FGIC Insured (r)

Illinois State Development Finance Authority Revenue VRDN:

1.70%, 6/1/19, LOC: Northern Trust Co. (r)                                              5,565,000                    5,565,000

1.70%, 4/1/35, LOC: Northern Trust Co. (r)                                              5,000,000                    5,000,000

Illinois State Educational Facilities Authority Revenue VRDN, 1.67%,                   15,000,000                   15,000,000
12/1/35, LOC: Harris Trust (r)

Illinois State Housing Development Authority MFH Revenue VRDN, 1.64%,                  11,000,000                   11,000,000
1/1/08, LOC: FHLMC (r)

Illinois State Metropolitan Pier and Exposition Authority Revenue                       7,000,000                    7,000,000
VRDN, 1.15%, 12/15/23, BPA: Merrill Lynch (r)

Indiana - 3.0%

Indiana State Development Finance Authority Revenue VRDN, 1.90%,                          960,000                      960,000
4/1/22, LOC: Bank One (r)

Indianapolis Indiana Local Public Improvement Board Bank, 1.50%,                       10,000,000                   10,000,000
1/18/05

Jasper County Indiana Industrial Economic Development Revenue VRDN,                     5,275,000                    5,275,000
1.92%, 2/1/22, LOC: Farm Credit Services America, C/LOC: Key Bank (r)

Portage Indiana Industrial Pollution Control Revenue VRDN, 1.97%,                       3,000,000                    3,000,000
5/1/18, LOC: Bank One (r)

Terre Haute Indiana International Airport Authority Revenue VRDN,                       2,200,000                    2,200,000
2.09%, 2/1/21, LOC: Old National Bank, C/LOC: Northern Trust Co. (r)

Valparaiso Indiana Economic Development Authority Revenue VRDN, 1.88%,                  7,000,000                    7,000,000
5/1/31, LOC: Marshall & Ilsley Bank (r)

Vigo County Indiana Economic Development Authority Revenue VRDN,                        4,800,000                    4,800,000
1.96%, 5/1/16, LOC: Old National Bank, C/LOC: Wells Fargo Bank (r)

Iowa - 1.8%

Iowa State Finance Authority Solid Waste Disposal Revenue VRDN, 1.92%,                  3,650,000                    3,650,000
7/1/18, LOC: Cobank, C/LOC: Wells Fargo Bank (r)

Iowa State School Cash Anticipation Program Warrant COPs, 2.00%,                       15,000,000                   15,047,273
1/28/05, FSA Insured

Le-Mars Iowa IDA Revenue VRDN, 1.92%, 3/1/16, LOC: Cobank, C/LOC:                       1,850,000                    1,850,000
SunTrust Bank (r)

Kansas - 0.7%

Mission Kansas MFH Revenue VRDN, 1.48%, 9/15/26, CA: Fannie Mae (r)                     7,800,000                    7,800,000

Kentucky - 3.4%

Hopkinsville Kentucky IDA Revenue VRDN, 2.07%, 5/1/26, LOC: Branch                      2,080,000                    2,080,000
Bank & Trust (r)

Kentucky State Association of Counties Advance Revenue Program Tax and                 10,000,000                   10,096,695
Revenue Anticipation COPs, 3.00%, 6/30/05, LOC: Bank One

Kentucky State IDA Revenue VRDN, 1.84%, 2/1/08, LOC: National City                      1,000,000                    1,000,000
Bank (r)

Lexington-Fayette Urban County Kentucky Educational Facilities Revenue                  5,200,000                    5,200,000
VRDN, 1.53%, 5/1/25, LOC: Fifth Third Bank (r)

Mayfield Kentucky Lease Revenue VRDN, 1.69%, 7/1/26, LOC: PNC Bank (r)                  3,895,000                    3,895,000

Morehead Kentucky League of Cities Funding Trust Lease Program Revenue                  8,300,000                    8,300,000
VRDN, 1.53%, 6/1/34, LOC: U.S. Bank (r)

Northern Kentucky Port and Industrial Building Authority Revenue VRDN,                  5,010,000                    5,010,000
1.53%, 12/1/21, LOC: Fifth Third Bank (r)

Winchester Kentucky Industrial Building Revenue VRDN, 1.92%, 10/1/18,                   2,400,000                    2,400,000
LOC: Wachovia Bank (r)

Louisiana - 1.1%

Louisiana Local Government Environmental Facilities and Community
Development Authority Revenue VRDN, 1.71%, 11/1/34, LOC: Regions Bank                   8,000,000                    8,000,000
(r)

Louisiana State Public Facilities Authority Revenue VRDN, 1.73%,                        2,145,000                    2,145,000
12/1/14, LOC: Regions Bank (r)

New Orleans Louisiana Aviation Board Revenue VRDN, 1.66%, 8/5/15, BPA:                  2,715,000                    2,715,000
Dexia Public Finance Bank, MBIA Insured (r)

Maryland - 2.3%

Baltimore County Maryland MFH Revenue VRDN, 1.75%, 4/15/34, LOC:                        8,194,000                    8,194,000
Fannie Mae (r)

Gaithersburg Maryland Economic Development Revenue VRDN, 1.72%,                         6,100,000                    6,100,000
1/1/34, LOC: Key Bank (r)

Maryland State Economic Development Corp. Revenue VRDN, 1.69%, 2/1/34,                  3,700,000                    3,700,000
LOC: SunTrust Bank (r)

Maryland State Health and Higher Educational Facilities Authority                       7,500,000                    7,500,000
Revenue VRDN, 1.72%, 1/1/35, LOC: M&T Trust Co. (r)

Massachusetts - 1.2%

Massachusetts State GO VRDN:

1.73%, 1/1/21, BPA: Landesbank Hessen-Thuringen Girozentrale (r)                        4,700,000                    4,700,000

1.73%, 1/1/21, BPA: State Street Bank & Trust (r)                                       7,900,000                    7,900,000

Massachusetts State Health and Educational Facilities Authority                         1,100,000                    1,100,000
Revenue VRDN, 1.66%, 7/1/27, LOC: Fleet National Bank, FSA Insured (r)

Michigan - 3.7%

Detroit Michigan Sewer Disposal Revenue Bonds, 1.55%, 7/1/31, BPA:                     11,000,000                   11,000,000
FGIC SPI, FGIC Insured (mandatory put, 8/4/2005 @ 100)(r)

Detroit Michigan Water Supply System Revenue VRDN, 1.72%, 7/1/23, BPA:                 10,000,000                   10,000,000
Dexia Public Finance Bank, MBIA Insured (r)

Kent Michigan Hospital Finance Authority LO Revenue VRDN, 1.53%,                        3,200,000                    3,200,000
11/1/10, LOC: Fifth Third Bank (r)

Michigan State Hospital Finance Authority Revenue VRDN:

1.76%, 3/1/14, LOC: Comercia Bank (r)                                                   5,740,000                    5,740,000

1.66%, 12/1/23, LOC: National City Bank (r)                                             4,220,000                    4,220,000

Michigan State Municipal Bond Authority Revenue Bonds:

3.00%, 8/19/05                                                                          3,500,000                    3,544,058

3.00%, 8/23/05, LOC: JP Morgan Chase Bank                                               3,000,000                    3,037,711

Michigan State University Revenue VRDN, 1.65%, 8/15/30, BPA: Dexia                      1,020,000                    1,020,000
Public Finance Bank (r)

Minnesota - 1.2%

Minnesota State Higher Education Facilities Authority Revenue VRDN,                     2,600,000                    2,600,000
1.73%, 4/1/27, LOC: Allied Irish Bank (r)

Richfield Minnesota MFH Revenue VRDN, 1.69%, 3/1/34, LOC: FHLMC (r)                     4,000,000                    4,000,000

St. Louis Park Minnesota MFH Revenue VRDN, 1.69%, 8/1/34, LOC: FHLMC                    7,292,000                    7,292,000
(r)

Mississippi - 2.1%

Mississippi State Development Bank Special GO VRDN:

1.79%, 6/1/20, BPA: AmSouth Bank, AMBAC Insured (r)                                     7,340,000                    7,340,000

1.79%, 10/1/20, BPA: AmSouth Bank, AMBAC Insured (r)                                    6,430,000                    6,430,000

1.79%, 12/1/23, BPA: Bank One, AMBAC Insured (r)                                       10,000,000                   10,000,000

Missouri - 0.7%

Carthage Missouri IDA Revenue VRDN:

1.84%, 4/1/07, LOC: Wachovia Bank (r)                                                   2,000,000                    2,000,000

1.92%, 9/1/30, LOC: Wachovia Bank (r)                                                   2,000,000                    2,000,000

Missouri State Development Finance Board Revenue VRDN, 1.92%, 9/1/08,                   3,675,000                    3,675,000
LOC: BNP Paribas (r)

Nevada - 0.1%

Henderson Nevada Public Improvement Trust Revenue VRDN, 1.86%, 4/1/07,                  1,500,000                    1,500,000
LOC: JP Morgan Chase Bank (r)

New Hampshire - 0.6%

New Hampshire State Health and Educational Facilities Authority                         6,500,000                    6,500,000
Revenue VRDN, 1.76%, 10/1/33, LOC: Fleet National Bank (r)

New Jersey - 2.3%

New Jersey State GO VRDN, 1.75%, 6/24/05, BPA: Lehman Liquidity Co.                    25,800,000                   25,800,000
LLC (r)

New York - 1.7%

Jay Street Corp. Lease Revenue VRDN, 1.69%, 5/1/22, LOC: Depfa Bank                     2,700,000                    2,700,000
plc (r)

New York City New York GO VRDN, 1.69%, 8/1/15, BPA: KBC Bank NV, AMBAC                 10,000,000                   10,000,000
Insured (r)

New York City New York IDA Civic Facilities Revenue VRDN, 1.65%,                        3,200,000                    3,200,000
12/1/34, LOC: Allied Irish Bank (r)

New York City New York Transitional Finance Authority Revenue VRDN,                     3,000,000                    3,000,000
1.72%, 2/1/09, BPA: BNP Paribas (r)

North Carolina - 0.7%

North Carolina State Capital and Educational Facilities Revenue VRDN,                   8,330,000                    8,330,000
1.69%, 12/1/31, LOC: Branch Bank & Trust (r)

Ohio - 2.1%

Butler County Ohio Healthcare Facilities Revenue VRDN, 1.53%, 9/1/22,                   4,315,000                    4,315,000
LOC: Fifth Third Bank (r)

Franklin County Ohio Hospital Revenue VRDN, 1.75%, 6/1/17, BPA:                        10,000,000                   10,000,000
Citigroup Global Markets Holdings, Inc. (r)

Ohio State Higher Educational Facilities Authority Revenue VRDN,                        9,290,000                    9,290,000
1.80%, 9/1/26, LOC: Fifth Third Bank (r)

Oklahoma - 0.4%

Pittsburgh County Oklahoma IDA Revenue VRDN, 1.89%, 10/1/21, LOC: PNC                   5,000,000                    5,000,000
Bank (r)

Oregon - 0.9%

Oregon State Tax Anticipation Notes, 2.25%, 11/15/04                                   10,000,000                   10,014,354

Pennsylvania - 3.7%

Beaver County Pennsylvania IDA Pollution Control Revenue VRDN, 1.70%,                   9,000,000                    9,000,000
6/1/30, LOC: Barclays Bank plc (r)

Cumberland County Pennsylvania Municipal Authority Retirement
Community Revenue VRDN:

1.69%, 1/1/35, LOC: Sovereign Bank FSB, C/LOC: Lloyds TSB Bank plc (r)                 13,000,000                   13,000,000

1.69%, 1/1/37, LOC: Sovereign Bank FSB, C/LOC: Lloyds TSB Bank plc (r)                  2,085,000                    2,085,000

Philadelphia Pennsylvania MFH Redevelopment Authority Revenue VRDN,                     2,350,000                    2,350,000
1.75%, 12/1/09, LOC: HSBC Bank (r)

Philadelphia Pennsylvania Tax and Revenue Anticipation Notes, 3.00%,                   10,000,000                   10,110,210
6/30/05

Somerset Pennsylvania County Hospital Authority Revenue Bonds, 1.20%,                   3,265,000                    3,265,000
3/1/22, LOC: PNC Bank (mandatory put, 3/1/2005 @ 100)(r)

West Cornwall Township Pennsylvania Municipal Authority Revenue VRDN,                   1,325,000                    1,325,000
1.74%, 3/1/16, LOC: Wachovia Bank (r)

Puerto Rico - 0.7%

Puerto Rico Commonwealth Electric Power Authority GO VRDN, 1.70%,                       5,800,000                    5,800,000
7/1/22, BPA: Societe Generale (r)

Puerto Rico Commonwealth Highway and Transportation Revenue VRDN,                       1,460,000                    1,460,000
1.68%, 7/1/09, BPA: Merrill Lynch, MBIA Insured (r)

Tennessee - 5.8%

Knox County Tennessee Health Educational and MFH Board Revenue VRDN,                    4,500,000                    4,500,000
1.83%, 12/1/29, LOC: First Tennessee Bank (r)

Loudon Tennessee Industrial Development Board Revenue VRDN, 1.99%,                      3,200,000                    3,200,000
4/1/13, LOC: Bank One (r)

Memphis-Shelby County Tennessee IDA Revenue VRDN, 1.77%, 3/1/24, LOC:                   7,665,000                    7,665,000
National Bank of Commerce, Tennessee (r)

Metropolitan Government Nashville and Davidson County Tennessee Health and Educational Facility Board Revenue VRDN:

1.53%, 9/1/28, LOC: Fifth Third Bank (r)                                                2,885,000                    2,885,000

1.93%, 12/1/32, LOC: Regions Bank (r)                                                   5,000,000                    5,000,000

Sevier County Tennessee Public Building Authority Revenue VRDN:

1.72%, 6/1/10, BPA: KBC Bank NV, AMBAC Insured (r)                                        370,000                      370,000

1.72%, 6/1/12, BPA: KBC Bank NV, AMBAC Insured (r)                                      2,800,000                    2,800,000

1.72%, 6/1/14, BPA: Landesbank Hessen-Thuringen Girozentrale, AMBAC                     2,760,000                    2,760,000
Insured (r)

1.72%, 6/1/17, BPA: KBC Bank NV, AMBAC Insured (r)                                        500,000                      500,000

1.72%, 6/1/18, BPA: Landesbank Hessen-Thuringen Girozentrale, AMBAC                     9,330,000                    9,330,000
Insured (r)

1.72%, 6/1/19, BPA: Landesbank Hessen-Thuringen Girozentrale, AMBAC                     3,100,000                    3,100,000
Insured (r)

1.72%, 6/1/20, BPA: Landesbank Hessen-Thuringen Girozentrale, AMBAC                     2,430,000                    2,430,000
Insured (r)

1.72%, 6/1/21, BPA: Landesbank Hessen-Thuringen Girozentrale, AMBAC                     3,500,000                    3,500,000
Insured (r)

1.72%, 6/1/30, BPA: KBC Bank NV, AMBAC Insured (r)                                      2,195,000                    2,195,000
Shelby County Tennessee Health Educational and Housing Facilities
Board Revenue VRDN:

1.72%, 12/1/13, LOC: BNP Paribas (r)                                                    6,900,000                    6,900,000

1.73%, 5/1/16, LOC: Allied Irish Bank (r)                                               2,700,000                    2,700,000

1.74%, 6/1/26, LOC: Allied Irish Bank (r)                                               4,900,000                    4,900,000

Texas - 3.1%

Tarrant County Texas IDA Revenue VRDN, 1.95%, 9/1/27, LOC: First Bank                   4,000,000                    4,000,000
of Missouri, C/LOC: Wachovia Bank (r)

Texas State Tax and Revenue Anticipation Notes, 3.00%, 8/31/05                         30,000,000                   30,383,963

Utah - 2.6%

Utah State Municipal Securities Trust Certificates Revenue VRDN,                       29,370,000                   29,370,000
1.93%, 5/6/13, LOC: Bear Stearns Capital Markets (r)

Vermont - 0.0%

Vermont State Educational and Health Buildings Financing Agency                           450,000                      450,000
Revenue VRDN, 1.80%, 11/1/21 (r)

Virginia - 0.7%

Suffolk Virginia IDA Revenue VRDN, 1.87%, 10/1/31, LOC: Branch Bank &                   7,500,000                    7,500,000
Trust (r)

West Virginia - 2.2%

Harrison County West Virginia IDA Revenue VRDN, 1.70%, 6/1/14, LOC:                     4,140,000                    4,140,000
Wachovia Bank (r)

Putnam County West Virginia Solid Waste Disposal Revenue VRDN, 1.72%,                  15,500,000                   15,500,000
4/1/30 (r)

Weirton West Virginia Municipal Hospital Building Revenue Bonds,                        5,000,000                    5,000,000
1.25%, 12/1/31, LOC: PNC Bank (r)

Wisconsin - 0.9%

Grafton Wisconsin IDA Revenue VRDN, 1.80%, 12/1/17, LOC: U.S. Bank (r)                  2,325,000                    2,325,000

Milwaukee Wisconsin Redevelopment Authority Revenue VRDN, 1.69%,                        5,935,000                    5,935,000
12/1/30, LOC: Fannie Mae (r)

Wisconsin State Health and Educational Facilities Authority Revenue                     1,600,000                    1,600,000
VRDN, 1.75%, 11/1/23, LOC: U.S. Bank (r)

Wyoming - 1.7%

Gillette Wyoming Pollution Control Revenue VRDN, 1.73%, 1/1/18, LOC:                   18,600,000                   18,600,000
Barclays Bank plc (r)

Other - 8.0%

ABN AMRO MuniTops Certificate Trust VRDN:

1.75%, 4/5/06, BPA: ABN Amro Bank (r)                                                  17,385,000                   17,385,000

1.73%, 7/4/07, BPA: ABN Amro Bank (r)                                                   2,300,000                    2,300,000

1.71%, 8/1/24, BPA: ABN Amro Bank (r)                                                   5,200,000                    5,200,000

Koch Floating Rate Trust Revenue VRDN, 1.94%, 4/1/09, BPA: State                       10,260,751                   10,260,751
Street Bank & Trust (r)

Roaring Fork Municipal Products LLC VRDN:

1.77%, 7/1/32, BPA: Bank of New York (r)                                                6,840,000                    6,840,000

1.77%, 5/1/33, BPA: Bank of New York (r)                                                9,175,000                    9,175,000

1.77%, 12/1/33, BPA: Bank of New York (r)                                              18,090,000                   18,090,000

SunAmerica Trust Various States VRDN, 1.89%, 7/1/41, LOC: FHLMC (r)                    19,900,000                   19,900,000

Total MUNICIPAL OBLIGATIONS (Cost $1,108,028,145)                                                                1,108,028,145

TOTAL INVESTMENTS (Cost $1,108,028,145) - 98.8%                                                                  1,108,028,145

Other assets and liabilities, net - 1.2%                                                                            13,738,541

NET ASSETS - 100%                                                                                              $ 1,121,766,686

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.



Explanation of Guarantees:

BPA: Bond-Purchase Agreement      GA:   Guaranty Agreement

CA: Collateral Agreement          LOC: Letter of Credit

C/LOC: Confirming Letter of Credit

Abbreviations:

COPs: Certificates of Participation

FGIC: Federal Guaranty Insurance Company

FHLB: Federal Home Loan Bank

FHLMC: Federal Home Loan Mortgage Corp.

FSA: Financial Security Advisor

GO: General Obligation

IDA: Industrial Development Authority

LLC: Limited Liability Corporation

LO: limited Obligation

MFH: Multi-Family Housing

VRDN: Variable Rate Demand Notes


This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.



CALVERT TAX-FREE RESERVES LIMITED-TERM PORTFOLIO

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004

                                                                                               PRINCIPAL
MUNICIPAL OBLIGATIONS - 99.1%                                                                    AMOUNT                 VALUE
Alabama - 2.5%

Alabama State MFH Revenue VRDN:

2.13%, 9/1/22 (r)                                                                               $2,600,000            $2,600,000

3.15%, 9/1/30 (r)                                                                                3,215,000             3,216,382

2.73%, 12/1/30 (r)                                                                               6,410,000             6,410,000

Athens Alabama IDA Pollution Control Revenue VRDN, 4.61%, 6/1/05 (r)                             3,500,000             3,500,000

Birmingham Alabama Public Educational Building Authority Student Housing Revenue                17,115,000            17,115,000
VRDN, 1.72%, 6/1/30 (r)

Calhoun County Alabama Economic Development Council Revenue VRDN, 1.71%, 4/1/21                  5,300,000             5,300,000
(r)

Arizona - 1.9%

Apache County Arizona IDA Revenue VRDN, 1.68%, 12/15/18 (r)                                      4,600,000             4,600,000

Pinal County Arizona IDA and Solid Waste Disposal Revenue VRDN, 2.02%, 5/1/27                    1,250,000             1,250,000
(r)

Tucson Arizona IDA Revenue VRDN, 1.69%, 1/15/32 (r)                                                365,000               365,000

Yavapai County Arizona IDA Solid Waste Disposal Revenue Bonds:

4.625%, 6/1/27 (mandatory put, 6/1/05 @ 100)(r)                                                  6,000,000             6,077,100

3.65%, 3/1/28 (mandatory put, 3/1/06 @ 100)(r)                                                  12,900,000            13,026,162

4.45%, 3/1/28 (mandatory put, 3/1/08 @ 100)(r)                                                   1,370,000             1,409,511

Arkansas - 0.3%

Fort Smith Arkansas Sales and Use Tax Revenue Bonds, 3.50%, 12/1/11                              3,620,000             3,717,849

California - 7.2%

Alameda-Contra Costa California Schools Financing Authority COPs, 1.83%, 8/1/24 (r)                425,000               425,000

Alvord California Unified School District COPs, 1.50%, 6/1/28 (r)                                3,000,000             3,000,000

California State Department of Water Resources Revenue Bonds, 5.50%, 5/1/05                      5,000,000             5,105,900

California State Department of Water Resources Revenue VRDN:

1.73%, 5/1/22 (r)                                                                                3,000,000             3,000,000

1.68%, 5/1/22 (r)                                                                                1,000,000             1,000,000

California State Economic Recovery Revenue Bonds, 5.00%, 7/1/23 (mandatory put,                  7,500,000             8,081,250
7/1/07 @ 100)(r)

California State Economic Recovery Revenue VRDN, 1.72%, 7/1/23 (r)                               6,000,000             6,000,000

California State GO Bonds, 6.30%, 9/1/06                                                         5,040,000             5,441,436

California State GO SAVR:

1.95%, 5/1/33 (r)                                                                               15,000,000            14,999,700

1.60%, 5/1/33 (r)                                                                               10,000,000            10,000,000

California State HFA Revenue VRDN, 1.72%, 2/1/33 (r)                                             1,000,000             1,000,000

California Statewide Communities Development Authority Special Tax Revenue VRDN:

1.75%, 6/1/19 (r)                                                                                  300,000               300,000

1.75%, 5/1/22 (r)                                                                                1,970,000             1,970,000

California Statewide Community Development MFH Special Tax Revenue Bonds, 6.25%,                 4,625,000             4,623,196
7/1/42 (mandatory put, 1/1/05 @ 100)(r)

Central California Unified School District COPs, 2.00%, 2/1/24 (mandatory put,                   2,000,000             2,001,320
2/1/06 @ 100)(r)

Freemont California COPs, 1.70%, 8/1/25 (mandatory put, 8/1/05 @ 100)(r)                         4,430,000             4,428,538

Hesperia Califronia Unified School District COPs, 1.70%, 2/1/28 (r)                             10,000,000            10,000,000

Los Angeles County California MFH Revenue VRDN, 1.68%, 12/1/07 (r)                                 700,000               700,000

Los Angeles County California Pension Obligation Refunding VRDN, 1.66%, 6/30/07                  1,300,000             1,300,000
(r)

Natomas California Unified School District COPs, 2.50%, 2/1/28 (mandatory put,                   4,000,000             4,002,720
2/1/05 @ 100)(r)

Rancho California Water District Financing Authority Revenue VRDN, 1.70%, 8/1/29                 9,200,000             9,200,000
(r)

San Bernardino County California MFH Revenue Bonds, 6.25%, 7/1/42 (mandatory put,                3,500,000             3,499,335
12/1/05 @ 100)

San Francisco City and County California Redevelopment Agency MFH Revenue VRDN,                  1,000,000             1,000,000
1.51%, 10/1/10 (r)

Santa Rosa California Water Revenue VRDN, 1.70%, 9/1/33 (r)                                        880,000               880,000

Colorado - 3.7%

Arapahoe County Colorado Dove Valley Metropolitan District GO Bonds:

2.875%, 5/1/20 (mandatory put, 11/1/04 @ 100)(r)                                                 1,670,000             1,671,570

3.30%, 11/1/20 (mandatory put, 11/1/05 @ 100)(r)                                                 1,890,000             1,919,371

3.30%, 11/1/25 (mandatory put, 11/1/05 @ 100)(r)                                                 5,775,000             5,864,743

Bachelor Gulch Colorado Metropolitan District GO Bonds, 1.20%, 12/1/23 (mandatory                3,000,000             2,997,750
put, 12/1/04 @ 100)(r)

Colorado State Housing and Finance Authority Revenue Bonds, 1.75%, 8/1/05                        8,000,000             7,998,640

Colorado State Housing and Finance Authority Revenue VRDN, 1.68%, 10/15/16 (r)                     900,000               900,000

Denver City and County Colorado Airport Revenue Bonds:

4.00%, 11/15/04                                                                                  1,200,000             1,203,360

5.25%, 11/15/04                                                                                  2,180,000             2,189,483

4.00%, 11/15/05                                                                                  1,300,000             1,330,004

4.00%, 11/15/06                                                                                  6,610,000             6,862,700

5.00%, 11/15/07                                                                                  5,200,000             5,555,160

Lakewood City Colorado Plaza Metropolitan District Public Number 1 Tax Allocation                7,500,000             7,738,050
and Revenue Bonds, 7.125%, 12/1/10

Lakewood Colorado IDA Revenue VRDN, 2.20%, 8/1/07 (r)                                            1,632,000             1,632,000

Pitkin County Colorado Industrial Development Revenue VRDN, 1.72%, 4/1/16 (r)                    1,000,000             1,000,000

Triview Colorado GO VRDN, 1.375%, 11/1/23 (r)                                                    3,650,000             3,648,759

Connecticut - 0.5%

Connecticut State Housing and Finance Authority Revenue VRDN, 1.68%, 11/15/34 (r)                6,900,000             6,900,000

Delaware - 0.5%

Delaware State Health Facilities Authority Revenue VRDN, 2.25%, 6/1/32 (r)                       5,500,000             5,501,100

Wilmington Delaware School Project Revenue VRDN, 1.70%, 7/1/31 (r)                               1,200,000             1,200,000

District of Columbia - 1.1%

District of Columbia COPs:

5.00%, 1/1/05                                                                                    3,000,000             3,024,060

5.00%, 1/1/06                                                                                    1,000,000             1,036,650

District of Columbia HFA Revenue Bonds:

3.00%, 12/1/04                                                                                   2,500,000             2,505,575

2.80%, 1/1/05                                                                                    4,140,000             4,146,086

District of Columbia Metropolitan Washington Airport Authority System Revenue
Bonds:

4.50%, 10/1/04                                                                                   2,440,000             2,440,171

5.00%, 10/1/06                                                                                   2,400,000             2,533,872

Florida - 4.1%

Alachua County Florida Health Facilities Authority Revenue VRDN, 1.72%, 10/1/32 (r)              1,900,000             1,900,000

Florida State Board of Education Capital Outlay Bonds, 5.80%, 1/1/11                             5,280,000             5,388,926

Gulf Breeze Florida Public Improvement Revenue VRDN:

1.70%, 12/1/20 (r)                                                                               1,575,000             1,575,000

1.72%, 3/31/21 (r)                                                                               2,370,000             2,370,000

Hillsborough County Florida MFH Revenue Bonds, 2.125%, 1/1/07                                    5,000,000             4,954,750

Lee County Florida Solid Waste System Revenue Bonds:

5.00%, 10/1/04                                                                                   4,965,000             4,965,447

5.25%, 10/1/07                                                                                   7,485,000             8,076,914

Miami-Dade County Florida Expressway Authority Revenue VRDN, 1.50%, 7/1/19 (r)                  10,000,000            10,000,000

Miami-Dade County Florida IDA Revenue VRDN, 1.69%, 5/1/28 (r)                                    3,325,000             3,325,000

Orange County Florida School Board GO VRDN, 1.72%, 8/1/15 (r)                                    4,915,000             4,915,000

Palm Beach County Florida Revenue VRDN, 2.00%, 3/1/34 (r)                                        2,400,000             2,396,232

University Athletic Association, Inc., Revenue Bonds:

2.20%, 10/1/31 (mandatory put, 10/1/05 @ 100)                                                    6,400,000             6,428,224

2.80%, 10/1/31 (mandatory put, 10/1/08 @ 100)(r)                                                 1,285,000             1,291,541

Georgia - 0.8%

Columbus Georgia Downtown IDA Revenue Bonds, 6.50%, 7/1/29 (r)                                   3,900,000             2,730,000

Fulton County Georgia Development Authority Pollution Control Revenue VRDN, 2.10%,               7,400,000             7,400,000
4/1/10 (r)

Georgia State Municipal Gas Authority Revenue VRDN, 1.70%, 11/1/07 (r)                             900,000               900,000

Hawaii - 0.6%

Honolulu Hawaii MFH Revenue VRDN, 2.60%, 6/1/20 (r)                                              8,075,000             8,075,000

Idaho - 0.7%

Boise City Idaho MFH Revenue Bonds, 3.25%, 5/1/36 (mandatory put, 3/27/06 @ 100)(r)             10,175,000            10,304,426

Illinois - 4.3%

Arlington Heights Illinois MFH Revenue VRDN, 1.72%, 5/1/24 (r)                                   4,230,000             4,230,000

Cook County Illinios Community Consolidated School District Revenue Bonds:

4.00%, 1/1/06                                                                                    1,000,000             1,026,610

4.00%, 1/1/07                                                                                    3,590,000             3,743,257

Illinois State Educational Facilities Authority Revenue VRDN, 1.69%, 1/1/16 (r)                  3,100,000             3,100,000

Illinois State Housing Development Authority MFH Revenue VRDN, 1.61%, 11/1/33 (r)                3,500,000             3,500,000

Illinois State Metropolitan Pier and Exposition Authority Revenue VRDN, 1.15%,                   7,120,000             7,104,194
12/15/23 (r)

Illinois State Unemployment Insurance Fund Building Receipts Revenue Bonds:
1.40%, 12/15/13 (r)                                                                             13,000,000            13,000,000

1.40%, 12/15/13 (r)                                                                             25,000,000            25,000,000

Indiana - 2.3%

Allen County Indiana Economic Development Revenue VRDN, 2.00%, 11/1/09 (r)                       2,750,000             2,750,000

Indiana State Development Finance Authority Revenue VRDN:

2.00%, 7/1/18 (r)                                                                                1,825,000             1,825,000

1.56%, 8/1/24 (r)                                                                                2,110,000             2,110,000

1.70%, 8/1/31 (r)                                                                                1,900,000             1,900,000

Indiana State Health Facility Financing Authority Revenue VRDN, 1.51%, 1/1/29 (r)                5,000,000             5,000,000

Indianapolis Indiana Local Public Improvement Bond Bank, 1.50%, 1/18/05                          5,000,000             5,000,000

Indianapolis Indiana MFH Revenue VRDN, 1.90%, 6/1/33 (r)                                         1,600,000             1,600,000

Lawrence Indianana Fort Harrison Reuse Authority Tax Allocation Revnue VRDN,                     2,090,000             2,090,000
1.53%, 2/1/21 (r)

Portage Indiana Industrial Pollution Control Revenue VRDN, 1.97%, 5/1/18 (r)                     2,150,000             2,150,000

Spencer County Indiana Industrial Pollution Control Revenue VRDN, 2.07%, 11/1/18                 1,180,000             1,180,000
(r)

St. Joseph County Indiana Economic Development Revenue VRDN, 1.53%, 5/1/34 (r)                   6,500,000             6,500,000

Kansas - 0.5%

Olathe Kansas Health Revenue Bonds, 2.00%, 9/1/22 (mandatory put, 9/1/05 @ 100)(r)               7,250,000             7,261,673

Kentucky - 3.3%

Henderson Kentucky Hospital Revenue VRDN, 1.51%, 12/1/25 (r)                                    10,000,000            10,000,000

Kentucky State Association of Counties Advance Revenue Program Tax and Revenue                  10,000,000            10,096,695
Anticipation COPs, 3.00%, 6/30/05

Morehead Kentucky League of Cities Funding Trust Lease Program Revenue VRDN,                     4,700,000             4,700,000
1.53%, 6/1/34 (r)

Russell Kentucky Bon Secours Health System Revenue Bonds, 5.85%, 11/15/05                       10,000,000            10,460,300

Russell Kentucky GO Bonds, 1.85%, 11/15/05 (r)                                                  11,100,000            11,100,000

Louisiana - 2.8%

Louisiana Local Government Environmental Facilities and Community Development                    5,400,000             5,399,838
Authority Revenue Bonds, 6.25%, 7/1/05

Louisiana Local Government Environmental Facilities and Community Development                   16,000,000            16,000,000
Authority Revenue VRDN, 6.25%, 12/1/04 (r)

Louisiana State Correctional Facilities Corporate Lease Revenue Bonds:

5.00%, 12/15/04                                                                                  1,460,000             1,469,519

5.00%, 12/15/05                                                                                  4,340,000             4,494,287

5.00%, 12/15/06                                                                                  4,675,000             4,944,888

Louisiana State HFA Mortgage Revenue VRDN, 1.89%, 12/20/34 (r)                                   2,545,000             2,545,000

Louisiana State Offshore Terminal Authority Deepwater Port Revenue VRDN, 2.15%,                  5,000,000             4,999,750
10/1/21 (r)

Maryland - 0.6%

Baltimore Maryland Revenue Bonds, 3.7145%, 12/1/09                                               4,424,274             4,424,274

Maryland State Health and Higher Educational Facilities Authority Revenue VRDN:

1.70%, 1/1/29 (r)                                                                                  750,000               750,000

1.71%, 4/1/31 (r)                                                                                2,995,000             2,995,000

Massachusetts - 6.7%

Massachusetts State Development Finance Agency Revenue VRDN, 1.67%, 12/1/30 (r)                 13,520,000            13,520,000

Massachusetts State GO Bonds:

5.00%, 12/1/05                                                                                  32,000,000            33,205,440

5.50%, 11/1/11                                                                                  10,000,000            11,404,100

Massachusetts State GO VRDN, 1.25%, 11/1/14 (r)                                                  4,995,000             4,986,558

Massachusetts State Health and Educational Facilities Authority Revenue Bonds,                   6,390,000             6,579,272
4.50%, 10/1/26 (mandatory put, 4/1/06 @ 100)(r)

Massachusetts State Health and Educational Facilities Authority Revenue SAVR,                   15,000,000            15,000,000
1.90%, 6/1/35 (r)

Massachusetts State Health and Educational Facilities Authority Revenue VRDN,                    9,470,000             9,470,000
1.66%, 7/1/27 (r)

Michigan - 2.7%

Detroit Michigan Sewer Disposable Revenue Bonds, 1.55%, 7/1/31 (mandatory put,                   1,000,000             1,000,000
8/4/05 @ 100)(r)

Michigan State Higher Education Facilities Authority Revenue VRDN, 1.51%, 6/1/34                13,500,000            13,500,000
(r)

Michigan State Municipal Bond Authority Revenue Bonds, 3.00%, 8/23/05                            7,000,000             7,080,290

Michigan State Municipal Bonds Authority Revenue COPs, 1.75%, 9/1/31 (r)                        16,975,000            16,975,000

Minnesota - 0.8%

Minnesota State Higher Education Facilities Authority Revenue VRDN, 1.73%, 4/1/27                1,135,000             1,135,000
(r)

Richfield Minnesota MFH Revenue VRDN, 1.69%, 3/1/34 (r)                                          2,610,000             2,610,000

St. Paul Minnesota Port Authority Revenue Bonds, 3.00%, 7/1/12 (mandatory put,                   5,300,000             5,289,347
7/1/06 @ 100)

St. Paul Minnesota Port Authority Revenue VRDN, 2.01%, 6/1/19 (r)                                2,770,000             2,770,000

Mississippi - 0.8%

Mississippi State Development Bank Special GO VRDN:

1.79%, 6/1/20 (r)                                                                                1,715,000             1,715,000

1.79%, 10/1/20 (r)                                                                               5,170,000             5,170,000

1.79%, 12/1/23 (r)                                                                               5,000,000             5,000,000

Missouri - 0.8%

Missouri State Health and Educational Facilities Authority Revenue VRDN, 1.72%,                  1,800,000             1,800,000
6/1/26 (r)

St. Louis Missouri Municipal Finance Corp. Leasehold Revenue Bonds, 4.00%, 7/15/06               8,540,000             8,854,528

New Jersey - 0.4%

New Jersey State GO VRDN, 1.75%, 6/24/05 (r)                                                     5,200,000             5,200,000

New York - 6.8%

Albany New York IDA Revenue VRDN, 1.79%, 6/1/34 (r)                                              6,425,000             6,425,000

Jay Street Corp. Lease Revenue VRDN, 1.69%, 5/1/22 (r)                                           2,300,000             2,300,000

Monroe County New York IDA Revenue VRDN, 1.70%, 12/1/34 (r)                                      1,600,000             1,600,000

New York City New York GO Bonds:

5.00%, 11/1/04                                                                                   3,000,000             3,008,340

5.00%, 8/1/05                                                                                    9,400,000             9,642,990

5.45%, 8/1/05                                                                                    2,100,000             2,167,326

5.45%, 8/1/05                                                                                    7,900,000             8,132,734

New York City New York GO VRDN, 1.69%, 8/1/15 (r)                                                2,500,000             2,500,000

New York City New York Municipal Water Finance Authority Revenue VRDN, 1.77%,                   30,350,000            30,350,000
6/15/33 (r)

New York City New York Transitional Finance Authority Revenue VRDN:

1.72%, 2/1/16 (r)                                                                                1,990,000             1,990,000

1.72%, 2/1/29 (r)                                                                                1,435,000             1,435,000

New York State Dormitory Authority Revenue VRDN, 1.70%, 2/15/21 (r)                             10,700,000            10,700,000

New York State Urban Development Corp. Correctional and Youth Facility Services
Revenue Bonds:

5.00%, 1/1/05                                                                                      500,000               504,115

5.00%, 1/1/06                                                                                    5,000,000             5,190,200

5.25%, 1/1/21 (mandatory put, 1/1/09 @ 100)                                                      4,000,000             4,375,360

New York Triborough Bridge and Tunnel Authority Revenue Bonds, 5.125%, 1/1/22                    5,000,000             5,597,750
(Prerefunded 1/1/12 @ 100)

North Carolina - 0.3%

North Carolina State Capital and Educational Facilities Revenue VRDN, 1.69%,                     3,685,000             3,685,000
12/1/31 (r)

North Dakota - 0.3%

Three Affiliated Tribes of the Fort Berthold Reservation Revenue Bonds, 5.35%,                   4,535,000             4,508,470
11/1/19 (r)

Ohio - 3.0%

Akron Bath Copley Joint Township Ohio Hospital District Revenue VRDN, 1.71%,                     5,000,000             5,000,000
11/1/34 (r)

Ohio State Higher Educational Facilities Authority Revenue VRDN:

1.80%, 9/1/26 (r)                                                                                1,010,000             1,010,000

1.35%, 12/1/33 (r)                                                                               8,375,000             8,367,462

University of Cincinnati General Receipts VRDN, 1.44%, 6/1/31 (r)                               25,000,000            25,000,000

University of Toledo Ohio General Receipts VRDN, 1.72%, 6/1/32 (r)                               2,500,000             2,500,000

Oklahoma - 1.2%

Oklahoma State Housing Development Authority Revenue Bonds, 5.30%, 11/1/05                       5,625,000             5,812,256

Tulsa County Oklahoma IDA Revenue Bonds, 5.00%, 4/20/47                                          3,025,000             1,179,750

Tulsa Oklahoma MFH Revenue Notes, 6.25%, 3/1/05 (e)                                             14,200,000            10,650,000

Pennsylvania - 5.4%

Allegheny County Pennsylvania IDA Revenue Bonds, 1.875%, 5/1/31 (mandatory put,                  6,000,000             6,001,800
5/1/05 @ 100)(r)

Allegheny County Pennsylvania IDA Revenue VRDN, 1.76%, 6/1/22 (r)                                1,000,000             1,000,000

Beaver County Pennsylvania IDA Pollution Control Revenue VRDN, 1.70%, 6/1/30 (r)                 1,000,000             1,000,000

Cumberland County Pennsylvania Municipal Authority Retirement Community Revenue                  1,300,000             1,300,000
VRDN, 1.69%, 1/1/35 (r)

Erie Pennsylvania Higher Educational Building Authority Revenue Bonds, 3.25%,                    5,475,000             5,580,284
11/1/23 (mandatory put, 11/1/06 @ 100)(r)

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds:

1.70%, 11/1/29 (mandatory put, 11/1/05 @ 100)(r)                                                 4,000,000             3,997,160

1.70%, 11/1/29 (mandatory put, 11/1/05 @ 100)(r)                                                10,300,000            10,292,687

4.00%, 11/1/32 (mandatory put, 11/1/05 @ 100)(r)                                                 3,500,000             3,583,160

Pennsylvania State Higher Educational Facilities Authority Revenue VRDN, 1.95%,                 10,000,000            10,000,000
11/1/27 (r)

Philadelphia Pennsylvania School District GO Revenue VRDN, 1.44%, 9/1/21 (r)                    12,725,000            12,725,000

Philadelphia Pennsylvania Tax and Revenue Anticipation Notes, 3.00%, 6/30/05                    20,000,000            20,220,420

Puerto Rico - 1.8%

Puerto Rico Commonwealth Electric Power Authority GO VRDN, 1.70%, 7/1/22 (r)                     5,200,000             5,200,000

Puerto Rico Commonwealth GO Bonds, 5.00%, 7/1/18 (mandatory put, 7/1/08 @ 100)(r)               14,625,000            15,741,326

Puerto Rico Commonwealth Housing Finance Corp. Revenue VRDN, 1.80%, 2/7/10 (r)                   5,065,000             5,065,000

Rhode Island - 0.7%

Rhode Island State Housing and Mortgage Financing Corp. Revenue Bonds, 3.375%,                  10,000,000            10,139,500
11/1/05

South Carolina - 2.2%

Dorchester County South Carolina IDA Revenue VRDN, 1.74%, 10/1/24 (r)                            5,100,000             5,100,000

Greenwood County South Carolina Hospital Revenue VRDN, 1.69%, 10/1/23 (r)                        4,330,000             4,330,000

South Carolina State Jobs-Economic Development Authority Health Revenue Bonds,                   6,750,000             6,749,865
6.50%, 10/1/04

South Carolina State MFH Revenue Notes, 6.25%, 1/1/05                                           16,300,000            15,485,000

Tennessee - 2.2%

Sevier County Tennessee Public Building Authority Revenue VRDN:

1.72%, 6/1/10 (r)                                                                                1,865,000             1,865,000

1.72%, 6/1/17 (r)                                                                                3,650,000             3,650,000

1.72%, 6/1/18 (r)                                                                                4,930,000             4,930,000

1.72%, 6/1/19 (r)                                                                                3,700,000             3,700,000

1.72%, 6/1/20 (r)                                                                                  190,000               190,000

1.72%, 6/1/21 (r)                                                                                1,500,000             1,500,000

1.72%, 6/1/30 (r)                                                                                1,390,000             1,390,000

Shelby County Tennessee Health Educational and Housing Facilities Board Revenue
VRDN:

1.72%, 12/1/13 (r)                                                                              14,100,000            14,100,000

1.73%, 5/1/16 (r)                                                                                  100,000               100,000


Texas - 11.2%

Dallas Texas GO Bonds:

3.25%, 2/15/05                                                                                  14,870,000            14,959,964

4.00%, 2/15/06                                                                                   5,700,000             5,869,062

4.00%, 2/15/07                                                                                   4,515,000             4,721,742

Dallas Texas Waterworks and Sewer System Revenue Bonds, 4.00%, 10/1/04                           5,500,000             5,500,385

El Paso County Texas Housing Finance Corp. MFH Revenue Bonds, 6.25%, 8/1/32                     10,000,000             9,992,500
(mandatory put, 8/1/05 @ 100)

Harris County Texas GO Bonds, 5.00%, 10/1/09                                                     5,130,000             5,415,125

Houston Texas Airport System Revenue Bonds, 6.00%, 7/1/07                                        4,030,000             4,405,032

Red River Texas Educational Finance Revenue Bonds, 3.40%, 12/1/31 (mandatory put,                2,500,000             2,507,150
12/1/04 @ 100)(r)

Tarrant County Texas Health Facilities Development Authority Corp. Revenue Bonds,               12,935,000            12,934,612
6.25%, 4/1/32

Tarrant County Texas Housing Finance Corp. Revenue Bonds:

6.25%, 3/1/04 (f)                                                                               13,100,000             9,170,000

6.25%, 6/1/04 (g)                                                                                6,000,000             4,500,000

6.25%, 4/1/07                                                                                    7,450,000             7,077,500

Texas State Tax and Revenue Anticipation Notes, 3.00%, 8/31/05                                  55,000,000            55,704,008

Weslaco Texas Health Facilities Development Corp. VRDN, 1.75%, 6/1/23 (r)                       15,475,000            15,475,000



Utah - 0.0%

Utah State Municipal Securities Trust Certificates Revenue VRDN, 1.93%, 5/6/13 (r)                 675,000               675,000



Vermont - 3.1%

Vermont State Educational and Health Buildings Financing Agency Revenue VRDN:

1.80%, 11/1/21 (r)                                                                               5,420,000             5,420,000

1.70%, 10/1/30 (r)                                                                               2,810,000             2,810,000

1.81%, 1/1/33 (r)                                                                                3,895,000             3,895,000

1.70%, 7/1/33 (r)                                                                                2,000,000             2,000,000

Vermont State Student Assistance Corp. Education Loan Revenue VRDN, 1.50%,                      30,400,000            30,400,000
12/15/04 (r)

Virginia - 2.3%

Chesapeake Virginia IDA Revenue Bonds, 5.25%, 2/1/08                                             3,000,000             3,116,610

Louisa Virginia IDA Solid Waste and Sewer Disposal Revenue Bonds:

2.35%, 4/1/22 (mandatory put, 4/1/07 @ 100)(r)                                                  10,000,000             9,892,000

2.30%, 3/1/31 (mandatory put, 3/1/07 @ 100)(r)                                                  10,000,000             9,887,600

Portsmouth Virginia IDA Revenue VRDN, 1.66%, 11/1/27 (r)                                         2,700,000             2,700,000

Suffolk Virginia IDA Revenue VRDN, 1.87%, 10/1/31 (r)                                            1,000,000             1,000,000

Virginia State Housing Development Authority Revenue Bonds, 3.75%, 1/1/05                        6,160,000             6,183,839

Washington - 0.1%

Portland Washington GO Bonds, 5.25%, 9/1/05                                                      1,485,000             1,530,292



West Virginia - 2.2%

Weirton West Virginia Municipal Hospital Building Revenue Bonds, 1.25%, 12/1/31 (r)              9,400,000             9,400,000

West Virginia State Economic Development Authority Commercial Revenue Bonds,                    23,000,000            22,424,770
8.00%, 4/1/25 (r)



Wisconsin - 2.1%

Wisconsin State GO Bonds, 7.75%, 11/1/04                                                         5,000,000             5,025,900

Wisconsin State Health and Educational Facilities Authority Revenue VRDN, 1.75%,                 6,000,000             6,000,000
11/1/23 (r)

Wisconsin State Petroleum Revenue Bonds, 5.00%, 7/1/07                                           6,000,000             6,305,160

Wisconsin State Public Power Supply System Revenue VRDN, 1.46%, 7/1/21 (r)                      12,500,000            12,500,000



Wyoming - 0.9%

Gillette Wyoming Pollution Control Revenue VRDN, 1.73%, 1/1/18 (r)                              12,600,000            12,600,000



Other - 3.1%

ABN Amro MuniTOPS Trust Certificates VRDN:

1.75%, 4/5/06 (r)                                                                                  200,000               200,000

1.73%, 7/4/07 (r)                                                                                  500,000               500,000

1.71%, 8/1/24 (r)                                                                                  300,000               300,000

Charter Mac Equity Issuer Trust MFH Revenue Bonds, 3.25%, 3/15/07 (mandatory put,               15,000,000            15,014,250
3/15/05 @ 100)(e)(r)

Class B Certificate Trust Revenue COPs, 2.04%, 7/1/41 (r)                                        5,000,000             5,000,000

Koch Floating Rate Trust Revenue VRDN, 1.94%, 4/1/09 (r)                                         1,079,664             1,079,664

Munimae Trusts:

4.60%, 1/13/11 (mandatory put, 12/17/06 @ 100)                                                   7,045,000             7,288,687

4.60%, 12/16/16 (mandatory put, 12/17/06 @ 100)                                                  7,805,000             8,076,926

Roaring Fork Municipal Products LLC VRDN:

1.77%, 7/1/32 (r)                                                                                5,000,000             5,000,000

1.77%, 5/1/33 (r)                                                                                1,000,000             1,000,000

1.77%, 12/1/33 (r)                                                                               1,000,000             1,000,000





TOTAL INVESTMENTS (Cost $1,410,552,684) - 99.0%                                                                    1,401,081,516

Other assets and liabilities, net - 1.0%                                                                              14,066,441

NET ASSETS - 100%                                                                                         $1,415,147,957


(e) Security has been restructured from an original maturity date of October 15, 2003. Security is currently in default for interest. Accrued interest as of September 30, 2004 totaled $816,736 and includes past due interest accrued since and due on October 15, 2003 of $299,028. Subsequent to period end, interest payments totaling $100,000 were applied towards past due interest.


(f) Security has been restructured from an original maturity date of March 1, 2002. Security is currently in default for both principal and interest. Accrued interest as of September 30, 2004 totaled $886,979 and includes past due interest accrued since and due on March 1, 2004. Interest has continued to accrue, as the Advisor believes that it is likely that a refinancing or securitization will result in the recovery of accrued interest and settlement of principal.

(g) Security has been restructured from an original maturity date of October 1, 2002. Security is currently in default for both principal and interest. Accrued interest as of September 30, 2004 totaled $187,500 and includes past due interest accrued since and due on June 1, 2004. Interest has continued to accrue, as the Advisor believes that it is likely that a refinancing or securitization will result in the recovery of accrued interest and settlement of principal.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Explanation of Guarantees:
BPA: Bond-Purchase Agreement          GA: Guaranty Agreement
CA: Collateral Agreement            LOC: Letter of Credit
C/LOC: Confirming Letter of Credit   SWAP: Swap Agreement


Abbreviations:
COPs: Certificates of Participation
FGIC: Federal Guaranty Insurance Company
FHLB: Federal Home Loan Bank
FHLMC: Federal Home Loan Mortgage Corp.
FSA: Financial Security Advisor
GO: General Obligation
HFA: Housing Finance Authority
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LO: limited Obligation
MFH: Multi-Family Housing
SAVR: Select Action Variable Rate
VRDN: Variable Rate Demand Notes




This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.



 CALVERT TAX-FREE RESERVES LONG-TERM PORTFOLIO

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2004
                                                             PRINCIPAL
 MUNICIPAL OBLIGATIONS - 97.7%                                    AMOUNT         VALUE

 Alabama - 2.6%
 Mobile County Alabama Go Bonds, 5.25%, 8/1/18                       $1,500,000          $1,664,040



 Arizona - 4.4%
 University of Arizona COPs, 5.50%, 6/1/15                            2,470,000           2,792,557



 California - 16.0%

 California Educational Facilities Authority Revenue                  1,490,000           1,638,568
 Bonds, 6.625%, 6/1/20

 California State Department of Water Resources                       2,000,000           2,220,880
 Revenue Bonds, 5.375%, 5/1/17

 Covina-Valley California Unified School District                     2,400,000           2,608,512
 Revenue Bonds, 5.50%, 8/1/26

 Hawaiian Gardens California Public Finance
 Authority Revenue Bonds:

 5.25%, 12/1/22                                                       1,475,000           1,596,938

 5.25%, 12/1/23                                                       1,000,000           1,076,680

 Perris Union High School District COPs, Zero                         1,000,000           1,015,700
 Coupon, 10/1/30

 Colorado - 3.3%

 Lakewood City Colorado Plaza Metropolitan District
 Public Number 1 Tax Allocation and Revenue Bonds,                    2,000,000           2,088,340
 8.00%, 12/1/25

 Florida - 8.9%

 Dade County Florida GO Bonds, 7.75%, 10/1/18                         2,000,000           2,775,800

 Dade County Florida IDA Revenue Bonds, 8.00%,                        1,315,000           1,340,550
 6/1/22

 Sunrise Florida Excise Tax and Special Assessment                    1,500,000           1,550,460
 Revenue Bonds, 5.00%, 10/1/28

 Illinois - 2.8%

 Illinois State Metropolitan Pier and Exposition
 Authority Dedicated State Tax Revenue Bonds, 5.75%,                    500,000             555,265
 6/15/41

 Illinois State Student Assistance Community Student                  1,135,000           1,224,109
 Loan Revenue Bonds, 5.10%, 9/1/08

 Iowa - 0.8%

 Iowa State Higher Education Loan Authority Revenue                     500,000             500,000
 VRDN, 1.72%, 4/1/33 (r)

 Louisiana - 1.8%

 Louisiana Local Government Environmental Facilities
 and Community Development Authority Revenue Bonds,                   1,000,000           1,142,690
 6.30%, 7/1/30

 Maryland - 3.7%

 Cecil County Maryland Health Department COPs,                          919,000             924,845
 7.875%, 7/1/14

 Maryland State Community Development Administration                  1,235,000           1,233,061
 Revenue Bond, 4.95%, 7/1/32

 Maryland State Economic Development Corp. Revenue                      500,000             218,500
 Bonds, 8.625%, 10/1/19 (f)



 Massachusetts - 3.2%

 Massachusetts State Water Resource Authority                         2,000,000           2,051,300
 Revenue Bonds, 5.00%, 8/1/28



 Michigan - 10.1%

 Ann Arbor Michigan School District Revenue Bonds,                    1,000,000             999,960
 4.75%, 5/1/29

 University of Michigan Revenue Bonds, 5.25%,                         3,000,000           3,188,040
 12/1/20

 Wayne Charter County Michigan Airport Refunding                      2,000,000           2,216,600
 Bonds, 5.50%, 12/1/15



 Nebraska - 4.1%

 Omaha Nebraska Convention Hotel Corp. Revenue                        2,500,000           2,571,300
 Bonds, 5.125%, 4/1/32



 New York - 3.0%

 New York State Urban Development Corp. Revenue                       1,685,000           1,907,723
 Bonds, 5.25%, 1/1/14

 Oklahoma - 2.4%

 Citizen Potawatomi Nation Revenue Bonds, 6.50%,                      1,500,000           1,517,640
 9/1/16



 Pennsylvania - 4.5%

 Pennsylvania State Economy Municipal Authority                       2,755,000           2,826,162
 Sewer Revenue Bonds, 5.00%, 12/15/28


 Rhode Island - 1.0%

 Rhode Island Port Authority and Economic
 Development Corp. Airport Revenue Bonds, 7.00%,                        500,000             600,545
 7/1/14



 South Carolina - 1.7%

 Charleston County South Carolina Resource Recovery                   1,025,000           1,103,720
 Revenue Bonds, 5.10%, 1/1/08



 Tennessee - 1.0%

 Sevier County Tennessee Public Building Authority                      600,000             600,000
 Revenue VRDN, 1.76%, 6/1/23 (r)



 Texas - 8.6%
 Brownsville Texas COPs, 5.50%, 2/15/18                               1,000,000           1,113,350

 Edcouch Elsa Texas Independent School District GO                      900,000             971,028
 Bonds, 5.50%, 2/15/30

 North Forest Texas Independent School District GO                    1,045,000           1,090,949
 Bonds, 6.25%, 8/15/16

 Tarrant County Texas Health Facilities Development                   2,000,000           2,307,600
 Corp. Revenue Bonds, 5.75%, 2/15/15

 Utah - 2.7%

 Utah State Building Ownership Authority Lease                        1,620,000           1,717,605
 Revenue Bonds, 5.00%, 5/15/20



 Virgin Islands - 1.8%

 Virgin Islands Public Finance Authority Revenue                      1,000,000           1,135,810
 Bonds, 6.375%, 10/1/19



 Virginia - 3.0%

 Chesterfield County Virginia IDA Pollution Control                   1,700,000           1,882,087
 Revenue Bonds, 5.875%, 6/1/17



 West Virginia - 1.5%

 West Virginia State Economic Development Authority                   1,000,000             974,990
 Commercial Revenue Bonds, 8.00%, 4/1/25



 Wisconsin - 4.8%

 Middleton-Cross Plains Area Wisconsin School                         1,655,000           1,820,119
 District GO Bonds, 5.25%, 4/1/18

 Monroe Wisconsin School District GO Bonds, 5.25%,                    1,115,000           1,226,244
 4/1/16





 TOTAL INVESTMENTS (Cost $59,529,413) - 97.7%                                            61,990,267

 Other assets and liabilities, net - 2.3%                                                  1,462,355

 NET ASSETS - 100%                                                                        $63,452,622




 (f) Interest payments have been deferred until July 1, 2005. At September 30, 2004 accumulated deferred interest totaled $60,744 and includes interest accrued since and due on October 1, 2003.

 (r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

 Abbreviations:
 COPs: Certificates of Participation
 GO: General Obligation
 IDA: Industrial Development Agency
 VRDN: Variable Rate Demand Notes





                                                                   Underlying           Unrealized
                                Number of          Expiration    Face Amount          Appreciation
 FUTURES                        Contracts             Date         at Value          (Depreciation)
 Sold:
 10 Year US Treasury Notes             210           12/04        ($23,651,250)        ($54,786)




 This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.


 CALVERT TAX-FREE RESERVES VERMONT PORTFOLIO

 SCHEDULE OF INVESTMENTS

 SEPTEMBER 30, 2004
                                                                               PRINCIPAL

 MUNICIPAL OBLIGATIONS - 98.4%                                                   AMOUNT                  VALUE

 Vermont - 77.7%

 Burlington Vermont Electric Revenue Bonds:

 6.375%, 7/1/10                                                                      $3,125,000                $3,680,094

 5.375%, 7/1/12                                                                       1,405,000                 1,599,831

 Rutland County Vermont Solid Waste District Revenue Bonds:

 6.45%, 11/1/04                                                                         110,000                   110,418

 6.50%, 11/1/05                                                                         105,000                   109,886

 6.55%, 11/1/06                                                                         100,000                   108,209

 6.60%, 11/1/07                                                                         100,000                   111,163

 6.70%, 11/1/08                                                                         100,000                   113,738

 6.75%, 11/1/09                                                                         100,000                   115,638

 6.80%, 11/1/10                                                                         100,000                   117,322

 6.80%, 11/1/11                                                                         100,000                   118,411

 6.85%, 11/1/12                                                                         100,000                   119,642
 University of Vermont and State Agriculture College Revenue Bonds,                   1,000,000                 1,037,460
 5.125%, 10/1/27

 Vermont Municipal Bonds Bank Revenue Bonds:

 5.00%, 12/1/17                                                                       1,000,000                 1,094,200

 5.50%, 12/1/18                                                                       1,060,000                 1,189,161

 5.00%, 12/1/19                                                                       2,000,000                 2,148,980

 5.50%, 12/1/19                                                                       1,500,000                 1,682,775

 Vermont State Educational and Health Buildings Financing Agency Revenue
 Bonds:

 5.00%, 12/1/12                                                                       1,000,000                 1,116,880

 6.60%, 12/1/14                                                                       1,050,000                 1,098,258

 5.50%, 7/1/18                                                                        1,955,000                 2,034,080

 6.25%, 9/1/18                                                                        2,000,000                 2,071,320

 5.00%, 10/1/23                                                                       1,000,000                 1,029,140

 5.625%, 10/1/25                                                                      1,000,000                 1,046,630

 5.00%, 11/1/32                                                                       1,810,000                 1,846,345

 5.50%, 1/1/33                                                                        1,100,000                 1,085,920

 Vermont State Educational and Health Buildings Financing Agency Revenue
 VRDNs:

 1.80%, 11/1/21 (r)                                                                   1,550,000                 1,550,000

 1.70%, 10/1/30 (r)                                                                   1,430,000                 1,430,000

 Vermont State GO Bonds:

 Zero Coupon, 8/1/08                                                                    400,000                   361,440

 5.00%, 1/15/11                                                                       1,500,000                 1,630,665

 5.00%, 2/1/15                                                                        2,500,000                 2,773,225

 4.625%, 8/1/17                                                                       2,485,000                 2,601,198

 Vermont State Housing Finance Agency Single Family Revenue Bonds:

 5.25%, 11/1/20                                                                         265,000                   274,898

 5.55%, 11/1/21                                                                         915,000                   953,421

 4.90%, 11/1/22                                                                       1,000,000                 1,022,200

 Vermont State Public Power Supply Authority Revenue Bonds, 5.25%,                    2,180,000                 2,468,872
 7/1/13


 Total Vermont (Cost $38,027,132)                                                                              39,851,420


 Territories - 20.7%

 Guam Electric Power Authority Revenue Bonds, 5.25%, 10/1/12                          2,000,000                 2,228,660

 Guam Government LO Highway and Transportation Authority Revenue Bonds,               1,500,000                 1,608,495

 4.50%, 5/1/12

 Puerto Rico Commonwealth GO Bonds:

 6.50%, 7/1/14                                                                        1,690,000                 2,109,712

 5.50%, 7/1/17                                                                        1,000,000                 1,171,600

 Puerto Rico Commonwealth Highway and Transportation Authority Revenue                2,000,000                 2,343,200
 Bonds, 5.50%, 7/1/17

 Virgin Islands Public Finance Authority Revenue Bonds, 5.25%, 10/1/15                1,000,000                 1,134,870


 Total Territories (Cost $10,224,611)                                                                          10,596,537



 Total Investments (Cost $48,251,743) - 98.4%                                                                  50,447,957

 Other assets and liabilities, net - 1.6%                                                                         837,990

 Net Assets - 100%                                                                                            $51,285,947





                                                                                   Underlying            Unrealized
                                          Number of            Expiration          Face Amount          Appreciation
 Futures                                  Contracts               Date              at Value           (Depreciation)
 Sold:
 5 Year U.S. Treasury Notes                  135                 12/04                  $14,951,250             ($12,007)



 (r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

 Abbreviations:

 GO: General Obligation

 LO: Limited Obligation

 VRDN: Variable Rate Demand Notes


 This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.



NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Tax-Free Reserves (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of four separate portfolios. Money Market and Limited-Term are registered as diversified portfolios and Long-Term and Vermont as non-diversified portfolios. The operations of each Portfolio are accounted for separately. Each Portfolio offers shares of beneficial interest. Money Market Class O and Institutional Class shares are sold without a sales charge. Institutional Class shares require a minimum account balance of $1,000,000 and have a lower expense ratio than Class O shares. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class T shares ceased operations on May 23, 2003 and were sold to investors with brokerage accounts at The Advisors Group, Inc. Class A shares of Limited-Term are sold with a maximum front-end sales charge of 1.00% and Long-Term and Vermont are sold with a maximum front-end sales charge of 3.75%.

On December 19, 2003, the net assets of Calvert Tax-Free Reserves California Money Market Portfolio (California Money Market) merged into the Calvert Tax-Free Reserves Money Market Portfolio (Money Market). The merger was accomplished by a tax-free exchange of 246,393,863 shares of Money Market for 246,393,863 shares of California Money Market outstanding on December 19, 2003. The California Money Market's net assets as of December 19, 2003, including $20,412 of accumulated net realized loss were combined with those of Money Market.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. All securities for Money Market are valued at amortized cost which approximates market in accordance with Rule 2a-7 of the Investment Company Act of 1940. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Trustees.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At September 30, 2004, no securities were fair valued under the direction of the Board of Trustees.

Repurchase Agreements: The Portfolios may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Portfolios could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly for Money Market; dividends from net investment income are declared and paid monthly for Limited-Term and Long-Term. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Money Market Insurance: The Money Market Portfolio has obtained private insurance that partially protects it against default of principal or interest payments on the instruments it holds. U.S. government securities held by the Portfolio are excluded from this coverage. Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. While the policy is intended to provide some protection against credit risk and to help the fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.

Redemption Fee: Effective February 1, 2004, the Limited-Term, Long-Term, and Vermont Portfolios began to charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase (Long-Term and Vermont) or five days of purchase (Limited-Term) in the same Portfolio. The redemption fee is paid to the Portfolio, and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Portfolio.



NOTE B -- TAX INFORMATION

The following table presents the cost of investments for federal income tax purposes, the components of net unrealized appreciation (depreciation) as of September 30, 2004 and the net capital loss carryforwards with expiration dates as of December 31, 2003.



                                          MONEY MARKET            LIMITED-TERM           LONG TERM              VERMONT
--------------------------------------------------------------------------------------------------------------------------------
Federal income tax cost                   $1,108,028,145         $1,410,550,100         $59,521,101            $48,274,131
                                   =============================================================================================
Unrealized appreciation                              -                                                           2,176,863
                                                                      4,096,660           2,657,870
Unrealized (depreciation)                            -
                                                                   (13,565,244)           (314,432)                (3,037)
                                   ---------------------------------------------------------------------------------------------
Net appreciation (depreciation)                                     ($9,468,584)         $2,343,438             $2,173,826
                                                     -
                                   =============================================================================================


CAPITAL LOSS CARRYFORWARDS

EXPIRATION DATE                    MONEY MARKET
--------------------------------------------------------------
31-Dec-07                                    $8,223
31-Dec-09                                    12,189
31-Dec-10                                    73,061
31-Dec-11                                    38,015
                                   ---------------------------
                                            $131,488
                                   ===========================

Capital loss carryforwards may be utilized to offset current and future capital gains until expiration.


Item 2. Controls and Procedures.

(a) The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

     Filed herewith.

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT TAX-FREE RESERVES

By:      /s/ Barbara Krumsiek
         ____________________
         Barbara Krumsiek
         President -- Principal Executive Officer

Date:    December 10, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         /s/ Barbara Krumsiek
         ____________________
         Barbara Krumsiek
         President -- Principal Executive Officer

Date:    December 10, 2004

         /s/ Ronald Wolfsheimer
         ______________________
         Ronald Wolfsheimer
         Treasurer -- Principal Financial Officer

Date:    December 10, 2004